Average Annual Total Returns - R2 R3 R4 R6 Shares - JPMorgan Government Bond Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R2 Return After Taxes on Distributions Past 1 Year	Class R2 Return After Taxes on Distributions Past 5 Years	Class R2 Return After Taxes on Distributions Past 10 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	6.19%	3.00%	2.89%	5.68%	2.26%	1.93%	3.66%	1.97%	1.85%	6.56%	3.23%	3.09%	6.74%	3.47%	3.33%	7.08%	3.73%	3.53%	7.94%	3.76%	3.26%